Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of due from Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Yucheng Hu	Chairman of the Board of Directors and a shareholder of the Company
Quleduo	Over which the Company owned 25% equity interest

Schedule of due from Related Parties

As of December 31, 2025 and 2024, the Company had balances due from below related parties:

	December 31, 2025	December 31, 2024
Loans receivable - a related party
Quleduo (a)	$771,200	$866,000
Due to a related party
Yucheng Hu (b)	$6,200	$-

a.	As of December 31, 2025, the balance due from Quleduo was comprised of loan principal of $756,100 and interest receivable of $15,100. As of December 31, 2024, the balance due from Quleduo was comprised of loan principal of $850,000 and interest receivable of $16,000.
b.	As of December 31, 2025, the balance due to Yucheng Hu represented advance to the related party for daily operation purpose. The balance would be settled Yucheng Hu reimbursed expenses with the Company.